Employee benefits (Post-Employment) - Additional Information (Detail) $ in Millions		3 Months Ended	6 Months Ended
	Jul. 10, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of defined benefit plans [line items]
Crude oil and oil products pledged as security		$ 4,336	$ 4,336		$ 4,067
Profit sharing benefit to employees			6.25%
Provision recognized			$ 319	$ 93
Profit sharing benefits			3
Recognized revenue due to employee separations			$ 18,222
Defined benefit contribution disbursed	$ 131
Number of employees enrolled under defined benefit and contribution plans	15,502
Petros plan [member]
Disclosure of defined benefit plans [line items]
Company's contribution to the defined contribution portion		80
Percentage of participants in plan accepted the plan split			75.00%
Deficit settlement plan petros plan [member]
Disclosure of defined benefit plans [line items]
Accumulated deficit of the plan		5,788	$ 5,788		$ 8,253
Accumulated deficit covered by the company		$ 4,141	4,141
Petros 2 Pension Plan [member]
Disclosure of defined benefit plans [line items]
Company's contribution to the defined contribution portion			$ 127	$ 140